INVESTMENTS - eHi (Details) - eHi $ / shares in Units, ¥ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 CNY (¥)
INVESTMENTS
Percentage of equity interest acquired		14.00%	14.00%
Voting power interest held (as a percent)		19.60%	19.60%
Payments made for investment		$ 107	¥ 700
Fair value of available-for-sale investment				$ 98	¥ 654
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥	¥ 58
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INVESTMENTS
Closing stock price (in dollars per share) | $ / shares				$ 10.11